Organization And Summary Of Significant Accounting Policies (Schedule Of Depreciation Percentage Of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2012
Brand Name [Member]
Depreciation rate of intangible assets	18.20%
Licenses [Member]
Depreciation rate of intangible assets	10.00%
Minimum [Member]
Depreciation rate of intangible assets	10.00%
Minimum [Member] | Franchise Rights [Member]
Depreciation rate of intangible assets	18.00%
Minimum [Member] | Customer Relationships [Member]
Depreciation rate of intangible assets	8.30%
Maximum [Member]
Depreciation rate of intangible assets	33.00%
Maximum [Member] | Franchise Rights [Member]
Depreciation rate of intangible assets	33.00%
Maximum [Member] | Customer Relationships [Member]
Depreciation rate of intangible assets	33.00%